Allowance for credit losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance at beginning of the year	$ 88,547		$ 78,615		$ 73,789
Provision (reversal of provision) for loan losses (1)	(8,343)	[1]	8,841	[1]	9,091	[1]
Loan recoveries and other	262		2,156		996
Loans written-off against the allowance for loan losses	(7,490)		(1,065)		(5,261)
Balance at end of the year	72,976		88,547		78,615
Components:
Generic allowance	72,976		73,747		67,115
Specific allowance	0		14,800		11,500
Total of allowance for loan losses	72,976		88,547		78,615
Reserve For Off-Balance Sheet Activities [Member]
Balance at beginning of the year	8,887		13,335		27,261
Provision (reversal of provision) for loan losses (1)
Balance at end of the year	4,841		8,887		13,335
Components:
Total of allowance for loan losses	4,841		8,887		13,335
Corporate [Member]
Balance at beginning of the year	48,865		54,160
Provision (reversal of provision) for loan losses (1)	(8,887)	[1]	(5,295)	[1]
Loan recoveries and other	0		0
Loans written-off against the allowance for loan losses	(7,490)		0
Balance at end of the year	32,488		48,865
Components:
Generic allowance	32,488		34,065
Specific allowance	0		14,800
Total of allowance for loan losses	32,488		48,865
Bankingand Financial Institutions [Member]
Balance at beginning of the year	30,523		18,790
Provision (reversal of provision) for loan losses (1)	(1,704)	[1]	10,017	[1]
Loan recoveries and other	17		1,716
Loans written-off against the allowance for loan losses	0		0
Balance at end of the year	28,836		30,523
Components:
Generic allowance	28,836		30,523
Specific allowance	0		0
Total of allowance for loan losses	28,836		30,523
Middle Market Companies [Member]
Balance at beginning of the year	8,952		5,265
Provision (reversal of provision) for loan losses (1)	1,690	[1]	4,312	[1]
Loan recoveries and other	245		440
Loans written-off against the allowance for loan losses	0		(1,065)
Balance at end of the year	10,887		8,952
Components:
Generic allowance	10,887		8,952
Specific allowance	0		0
Total of allowance for loan losses	10,887		8,952
Sovereign [Member]
Balance at beginning of the year	207		400
Provision (reversal of provision) for loan losses (1)	558	[1]	(193)	[1]
Loan recoveries and other	0		0
Loans written-off against the allowance for loan losses	0		0
Balance at end of the year	765		207
Components:
Generic allowance	765		207
Specific allowance	0		0
Total of allowance for loan losses	$ 765		$ 207

[1]	It includes releases of specific reserves for $7,931 thousand during 2012, $1,600 thousand during 2011, and $1,031 thousand during 2010.